Income (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Income (Loss) Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Common Share	The following table sets forth the computation of basic and diluted income (loss) per common share
	For the Years Ended June 30,
	2023	2022	2021
Net loss	$(92,240,879)	$(25,823,675)	$(8,043,113)
Net loss from continuing operations	$(96,807,155)	$(13,347,104)	$(8,226,323)
Net income (loss) income from discontinued operations	$4,566,276	$(12,476,571)	$183,210

Weighted Average Shares Outstanding-Basic and Diluted	141,739,601	79,385,028	10,151,051

Loss per share- basic and diluted	$(0.65)	$(0.33)	$(0.79)
Net loss per share from continuing operations – basic and diluted	$(0.68)	$(0.17)	$(0.81)
Net income (loss) per share from discontinued operations – basic and diluted	$0.03	$(0.16)	$0.02